JORDAN K. THOMSEN

Senior Director and Counsel

(212) 314-5431

Fax: (212) 314-3953

September 13, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: MONY Life Insurance Company of America

Form N-6 Registration Statement

File No. 811-22886

CIK: 0001585490

Commissioners:

MONY Life Insurance Company of America (“MONY America” or “the Company”) today has transmitted via EDGAR for filing under both the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”) a new registration statement on Form N-6 (the “Registration Statement”). As explained in more detail below, the Registration Statement is being filed in connection with the transfer of assets with respect to certain variable life policies from MONY America Variable Account L of MONY America to MONY America Variable Account K of MONY America.

As you may recall, AXA Equitable Life Insurance Company, an affiliate of MONY America, conducted a similar transaction in connection with Reg. Nos. 333-160951 and 811-07659 and Reg. Nos. 333-64749 and 811-07659 when it moved certain contract assets from its Separate Account No. 49 to its newly established separate account, Separate Account No. 70. At that time, as well as with the immediate filing, AXA Equitable Life Insurance Company relied on the no-action guidance discussed below. Those registration statements were declared effective on October 16, 2012.

AXA Financial Inc. and Protective Life Insurance Company (“Protective Life”) recently entered into an agreement involving the reinsurance of certain policies issued by MONY America (a wholly-owned indirect subsidiary of AXA Financial, Inc.). The Incentive Life Legacy® and Incentive Life Legacy® II variable life policies (hereinafter “the Policies”) are not covered by the agreement with Protective Life. As such, MONY America determined that it would be more administratively and operationally efficient to transfer its variable life policies not covered by the agreement with Protective Life to a new separate account, MONY America Variable Account K. Accordingly, assets related to the Policies in investment options through MONY America Variable Account L are proposed to be transferred to MONY America Variable Account K after the close of business on December 31, 2013. The menu of investment options in MONY America Variable Account L and MONY America Variable Account K as it relates to the Policies will be exactly the same.

The Company has previously issued the Incentive Life Legacy® variable life policies and currently sells the Incentive Life Legacy® II variable life policies. Assets related to the Policies are currently held in MONY America Variable Account L, and the Policies are sold pursuant to a currently effective registration statement on Form N-6, Reg. Nos. 333-134304 and 811-04234. MONY America has determined, subject to state approval, to transfer the assets relating to the Policies from MONY America Variable Account L to MONY America Variable Account K. MONY America expects to utilize MONY America Variable Account K for new variable life policies going forward, as the business need arises.

The Registration Statement is being filed to register securities issued after the effective date of the transfer, in particular, securities issued in connection with (1) new Policies issued after the transfer date and (2) any additional purchase payments and transfers among investment options after the transfer date under in-force Policies.

The Company is not seeking to register any securities in connection with the transfer of assets from MONY America Variable Account L to MONY America Variable Account K. Although the transfer will result in Policy owners holding interests in MONY America Variable Account K rather than MONY America Variable Account L, the transfer should not be deemed to result in the offer or sale of any new or different securities for purposes of Section 5 of the 1933 Act and Rule 145 thereunder. In particular, Policy owner approval of the transfer is not required and will not be sought, and therefore Policy owners are not making any investment decision in connection with the transfer. Instead, Policy owners will remain invested indirectly in the same underlying mutual funds. In addition, the rights and benefits under the Policies will remain the same, the number of units and the unit values for any Policy immediately before the transfer will be the same as immediately after the transfer, the Company will remain the depositor, there will be no adverse tax consequences for Policy owners, no fees or charges will be assessed in connection with the transfer, and the relevant financial information will carry forward to MONY America Variable Account K.

The SEC staff has provided no-action guidance in the analogous situation of the consolidation of two separate accounts. See Integrity Life Insurance Co. (December 21, 2011) and GE Life and Annuity Assurance Co. (June 25, 2004). In those letters, companies implemented the consolidations without registering any securities in connection with the combination, noting that no securities were issued for purposes of Section 5 of the 1933 Act and Rule 145 thereunder where, as is the case here, there is no Policy owner investment decision.

The Staff has also issued a no-action letter in connection with the transfer of less than all of the assets of an investment company to a new investment company. In Janus Adviser Series (Aug. 28, 2000), the Staff addressed a reorganization under which ten series of an existing series fund (Janus Aspen Series) each spun-off one of its three classes to create ten series of a new series fund (Janus Adviser Series). Under the reorganization, two classes of each series remained with the original series fund, Janus Aspen Series. The Staff stated that it would not recommend enforcement action if the new series fund carried forward the performance history from the original series fund as part of the standardized performance history of the new series fund. The Staff stated (in footnote 17) that it viewed the new series fund as the accounting survivor for financial reporting purposes and that the new series fund must carry over the financial statements of the original series fund and the financial highlights of the relevant class. See also Annual

Industry Comment Letter from the Chief Accountant of the Division of Investment Management (Feb. 14, 2001) (citing Janus Aspen Series and stating, “When investment companies reorganize existing funds or classes into new ‘shell’ entities and carry over past performance information, the new ‘shell’ entities should also carryover the prior financial highlights and financial statements.”).

We are working with our independent accountants to ensure that the financial statements that will be provided in connection with future amendments to the Registration Statement will include the relevant financial statement history of MONY America Variable Account L in a manner consistent with the Janus Adviser Series precedent. In particular, we expect that (1) the amendment effective on or about May 1, 2014 will include financial statements for MONY America Variable Account L as of December 31, 2013 and for the periods ended December 31, 2013; and (2) the amendment effective on or about May 1, 2015 will include financial statements for MONY America Variable Account K as of December 31, 2014 and for the year ended December 31, 2014 and financial statements for MONY America Variable Account L as of December 31, 2013 and for the periods ended December 31, 2013.

MONY America proposes to move the assets on December 31, 2013. Accordingly, MONY America requests that the staff clear these registration statements as soon as practicable in order to give us sufficient time for implementation.

In reliance upon 1933 Act Release No. 6510 and 1940 Act Release No. 13768 (February 15, 1984), we hereby request selective review from the Commission and its Staff. Except for a supplement noting the change from MONY America Variable Account L to MONY America Variable Account K, the disclosure set forth in this Registration Statement is not substantially different from disclosure that has been previously filed with the Commission and commented on by the Staff in relation to the current Registration Statement for Incentive Life Legacy®. The Registration Statement includes what will be the current prospectuses and statement of additional information (“SAI”) for the Policies after the transfer, which is the May 1, 2013 Policy prospectuses, supplements relating to our guaranteed interest option and Market Stabilizer Rider, plus a supplement noting the change from MONY America Variable Account L to MONY America Variable Account K.

The Registrant and the principal underwriters of the securities being registered (AXA Advisors, LLC and AXA Distributors, LLC) also intend to make an oral request for acceleration of the effective date of the Registration Statement after Staff review. Accordingly, in compliance with the requirements of Rule 461(a) under the 1933 Act, we have been authorized to represent, and do represent, on behalf of the Registrant and the principal underwriters, that they, respectively, are aware of their obligations under that 1933 Act.

On behalf of MONY America and the Registrant, we hereby make the representations below regarding the Registration Statement:

•	MONY America is responsible for the adequacy and accuracy of the disclosure in the Registration Statement;

•

Comments by the Staff of the Securities and Exchange Commission (the “Commission”) or changes to disclosure in response to Staff comments on the Registration Statement do not foreclose the Commission from taking any action with respect to the Registration Statement; and

•	MONY America may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

* * * * * *

We appreciate your assistance with this filing. Please contact undersigned at (212) 314-5431 or Christopher Palmer, Esq. of Goodwin Procter LLP at (202) 346-4253 if you have any questions or comments.

Very truly yours,

/s/ Jordan K. Thomsen
Jordan K. Thomsen

cc: Alison White, Esq.

Christopher E. Palmer, Esq.

MONY Life Insurance Company of America

1290 Avenue of the Americas, New York, NY 10104